Impairment of non-current assets (Details) $ in Millions	Jun. 30, 2020 COP ($)	Mar. 31, 2020 BarrelOfButane	Dec. 31, 2019 BarrelOfButane
Disclosure Of Impairment Non-Current Assets (Line Items)
Oil price | BarrelOfButane		55.61	40.00
Impairment of Property, Plant and equipment [Member]
Disclosure Of Impairment Non-Current Assets (Line Items)
Impairment charge	$ 655,087
Natural and environmental resources [Member]
Disclosure Of Impairment Non-Current Assets (Line Items)
Impairment charge	495,656
Investment in associates and joint ventures [Member]
Disclosure Of Impairment Non-Current Assets (Line Items)
Impairment charge	53,249
Others non-current assets [Member]
Disclosure Of Impairment Non-Current Assets (Line Items)
Impairment charge	$ 287
Impairment by segment [Member] | Exploration and Production [Member]
Disclosure Of Impairment Non-Current Assets (Line Items)
Discount rate used in current estimate of value in use		5.47%
Impairment by segment [Member] | Investment in associates and joint ventures [Member]
Disclosure Of Impairment Non-Current Assets (Line Items)
Discount rate used in current estimate of value in use		7.21%